Digital Assets	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Digital Assets

7. Digital Assets

Digital assets are primarily held by Constellation, one of the Portfolio Companies acquired in the Business Combinations. As a result of the Business Combinations, digital assets and associated transaction activity are included in the Successor unaudited condensed consolidated financial statements beginning on the Closing Date. No digital assets were held by the Predecessor entity as of December 31, 2025. Digital assets that are internally generated or issued by the Company’s network (e.g., DAG tokens earned through validator activity or protocol issuance) are outside the scope of ASU 2023-08 and accounted for as indefinite-lived intangible assets under ASC 350. These assets are recorded at cost and tested for impairment when indicators exist.

During the period May 7, 2026 through June 30, 2026 (Successor), the Company recognized impairment charges of $0.3 million related to DAG digital assets due to a decline in fair value following the Business Combinations. The impairment charges were recognized within Loss on digital assets in the condensed consolidated statements of operations.

A reconciliation of digital asset balances is as follows (in thousands):

	Successor - AIAI
Description	Period from May 7, 2026 through June 30, 2026
	Digital Assets	Restricted Digital Assets	Total
Balance at beginning of period	$1,531	$568	$2,099
Additions	86	-	86
Digital asset gain	1	-	1
Digital asset loss	-	(191)	(191)
Impairment loss	(270)	-	(270)
Unrealized digital asset gain (loss)	(21)	-	(21)
Disposals	(108)	-	(108)
Balance at end of period	$1,219	$377	$1,596

The Company did not hold digital assets during the Predecessor period. Digital assets and restricted digital assets were acquired as part of the Business Combinations.

Additions represent digital assets received as validator node rewards, measured at fair value on the date earned, and purchases, recorded at average cost upon receipt.

Disposals represent the carrying amounts of digital assets removed from the unaudited condensed consolidated balance sheet, including tokens sold for cash and tokens used to settle operating expenses, using the FIFO method.

Digital asset gains represent the excess of proceeds received, or fair value at the time of disposal, over the carrying amount of digital assets disposed of. Digital asset losses represent the excess of the carrying amount of digital assets disposed of over the proceeds received, or fair value at the time of disposal.

The summary of unrestricted digital assets holdings as of June 30, 2026 (Successor) is as follows (in thousands):

	Successor - AIAI June 30, 2026
	Quantity	Cost Basis	Market Value
Constellation (DAG)	103,883	$641	$637
Upside AI (UP)	46,272	8	8
Lattice Token (LTX)	29,511	350	300
COTI	2,341	19	19
USD Coin (USDC)	149	149	149
USD Coin (USDT)	8	8	8
Aerodrome ETH/DAG Pool(1)	-	35	34
Aerodrome ETH/ARC Pool	2	10	10
Total	182,165	$1,219	$1,165

(1)	“–” indicates a token quantity of less than one whole unit.

The summary of restricted digital assets holdings as of June 30, 2026 (Successor) is as follows (in thousands):

	Successor - AIAI June 30, 2026
	Quantity	Cost Basis	Market Value
Constellation (DAG)	13,696	$84	$84
DOR	36,373	39	39
Lattice Token (LTX)	6,013	61	61
USD Tether (USDT)	194	194	194
Total	56,276	$377	$377

The Company determines fair value of digital assets using quoted prices per an online coin price aggregator which uses active exchanges, which it considers Level 1 inputs within the scope of ASC 820 fair value hierarchy. All fair values disclosed were based on Level 1 inputs. As of June 30, 2026, approximately $377,331 of the Company’s digital assets were subject to contractual sale restrictions. The restricted digital assets serve as collateral pledged to market-maker service providers in connection with exchange liquidity arrangements. The restrictions are scheduled to expire on September 24, 2026, unless extended, and may lapse upon expiration of the applicable market-maker arrangement or earlier release of the pledged collateral in accordance with the contractual terms.